N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
VALIC Polaris Platinum Elite VA (333-201800) | Polaris Income Max One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | Polaris Income Max Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | Polaris Income Plus Daily Flex One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | Polaris Income Plus Daily Flex Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%